Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties with Transactions and Related Party Relationships	Related parties
Name of Related Party	Relationship to the Company
Mr. Hengfang Li	Chief Executive Officer and Chairman of the Board of Directors, and shareholder of the Company
Ms. Hong Ma	Wife of Chief Executive Officer
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd.	An entity controlled by Ms. Hong Ma
Hunyuan County Baiyang Food Co., Ltd	An entity controlled by Mr. Hengfang Li
Q Green Techcon Private Limited	Owned by the minority shareholder of REIT India
Shexian Ruibo	The Company owns 41.67% equity interest in Shexian Ruibo
Zhongrong Honghe Eco Construction Materials Co., Ltd.	An entity controlled by Ms. Hong Ma
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by Mr. Hengfang Li
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	Hainan Yile IoT owns 45% ownership interest in this company
Zhongtou REIT Information Service (Beijing) Co., Ltd.	An entity controlled by Mr. Xinyang Li and Ms. Xinran Li, children of Mr. Hengfang Li
Handan Ruisheng Construction Material Technology Co., Ltd.	An entity controlled by Shexian Ruibo
Hainan Yile Huixin Technology Service Center (Limited Partnership)	Minority shareholder of IoV Technology Research
Shaocheng Li	Legal representative of Honghe REIT Ecological Technology Co., Ltd.
Zhongrong Honghe Environmental Building Materials Co., Ltd.	An entity controlled by Shaocheng Li

Schedule of Due From Related Parties	As of December 31, 2023 and 2022, the balance of due from related parties was as follows:
	As of December 31, 2023	As of December 31, 2022
Mr. Hengfang Li	$746,196	$208,225

Schedule of Accounts Receivable from Related Parties	Accounts receivable from related parties consisted of the following:
	As of December 31, 2023	As of December 31, 2022
Shexian Ruibo	$26,851	$-
Hunyuan Baiyang Food Co., Ltd.	35,986	37,048
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	45,351	46,688
Total accounts receivable from related parties	$108,188	$83,736

Schedule of Advance to Suppliers, Related Party	Advance to suppliers, related party, consisted of the following:
	As of December 31, 2023	As of December 31, 2022
Shexian Ruibo*	$1,796,831	$3,769,138
Q Green Techcon Private Limited	-	15,310
Handan Ruisheng Construction Material Technology Co., Ltd.	11,134	2,588
Total	$1,807,965	$3,787,036
*	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.

Schedule of Accounts Payable to Related Parties	Accounts payable to related parties consisted of the following:
	As of December 31, 2023	As of December 31, 2022
Shexian Ruibo	$3,080	$-
Total	$3,080	$-

Schedule of Sales to Related Parties	Sales to related parties consisted of the following:
	For the Year Ended December 31,
	2023	2022	2021
Changjiang Zhongrong Hengde Environmental Protection Co., LTD	$-	$215,693	$-
Shexian Ruibo	44,325	82,453	61,177
Q Green Techcon Private Limited	-	6,729	220,607
Total	$44,325	$304,875	$281,784

Schedule of purchases from related parties	Purchases from related parties consisted of the following:
	For the Year Ended December 31,
	2023	2022	2021
Q Green Techcon Private Limited.	$-	$266,544	$228,838
Shexian Ruibo	724,043	1,141,377	235,946
Total	$724,043	$1,407,921	$464,784